Related Party Transactions	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Related Party Transactions
5.	RELATED PARTY TRANSACTIONS

(a)	Revenue – related parties

From May 2017, the Company entered into a series of contracts with Shenzhen Taoping New Media Co., Ltd. (“Shenzhen Taoping”) and its affiliates for the sale of the Company’s Cloud-Application-Terminal based digital advertisement display terminals, software and technical services. Shenzhen Taoping is a company controlled by Mr. Lin. For the six months ended June 30, 2020 and 2019, revenues from related parties for sales of products were approximately $0.2 million and $3.8 million, respectively.

(b)	Rental income – related party

On July 1, 2017, the Company entered into a lease agreement with Shenzhen Taoping to lease the Company’s office space located at 18th Floor, Education and Technology Building, Zhuzilin, Futian District, Shenzhen City to Shenzhen Taoping for a period of 12 months. The term of the lease agreement was subsequently extended to June 30, 2022. Shenzhen Taoping is a company controlled by Mr. Lin. For the six months ended June 30, 2020 and 2019, the Company’s rental income from Shenzhen Taoping was approximately $30,000 and $31,000, respectively.

(c)	Services purchase – related party

iASPEC and Bocom has a total of $64,361 and $65,276 payable to Shenzhen Taoping as of As of June 30, 2020 and December 31, 2019, respectively, for certain consultation service provided by Shenzhen Taoping during prior year. The balance will be paid off by the end of 2020. No consultation service was provided in 2020 or 2019.

(d)	Loan receivable – related party

As of June 30, 2020 and December 31, 2019, the Company recorded a total of $0.3 million and $0.4 million, respectively, loan receivable from Shenzhen Taoping, which is for a nine-month short- term loan without interest and is expected to be fully repaid by September 2020.

(e)	Amount due to related party

The balance of due to related party was $0.13 million as of June 30, 2020 and December 31, 2019, respectively, which was borrowed from Shenzhen Taoping for working capital purpose. The due to related party was due on demand without interest.